COMMITMENTS AND CONTINGENCIES (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016
Long-term Purchase Commitment, Amount	¥ 2,702	¥ 5,172
Equipment [Member]
Long-term Purchase Commitment, Amount	2,702	4,172
Intangible assets [Member]
Long-term Purchase Commitment, Amount	¥ 0	¥ 1,000